Financial Assets and Financial Liabilities (Summary of Financial Instruments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets [abstract]
Trade receivables	¥ 120,739		¥ 81,990
Other receivables	26,101		105,803
Amounts due from related parties excluded prepayments	1,521,187		2,219,007
Cash and cash equivalents	7,449,699		8,741,893	¥ 7,504,266	¥ 5,440,623
Time deposits with banks	5,020,073		1,500,000
Financial assets at fair value through other comprehensive income	1,545,921		1,672,431
Financial assets at fair value through profit or loss	3,318,670		2,727,279
Total finanical assets	19,002,390		17,048,403
Financial liabilities [abstract]
Borrowings	1,547,600		497,249
Trade payables	2,142,402		2,922,998
Other payables	4,513,698		5,167,230
Bills payables	673,900		0
Amounts due to related parties	5,708,394		4,567,814
Lease liabilities	22,043	¥ 76,731	0
Financial liabilities at fair value through profit or loss	799		11,005
Total financial liabilities	¥ 14,608,836		¥ 13,166,296